Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Other Assets [Abstract]
Inventories	$ 4,635	$ 3,531
Insurance claims (Note 14)	1,080	941
Other	767	542
Other current assets	$ 6,482	$ 5,014